Regulatory Matters (Capital Adequacy Ratios and Leverage Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018
Common Equity Tier 1 capital:
Actual		¥ 2,256,768
Required		120.00%
Common Equity Tier 1 capital:
Required		4.50%
Leverage Ratio:
Required		3.00%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 4,661,000	¥ 4,247,000
Actual		7,390,000	7,437,000
Required	[1]	5,529,000	5,140,000
Actual		¥ 9,232,000	¥ 9,192,000
Required	[1]	9.55%	8.635%
Actual		15.94%	15.44%
Required	[1]	¥ 6,687,000	¥ 6,331,000
Actual		¥ 10,918,000	¥ 10,860,000
Required	[2]	11.55%	10.635%
Actual	[3]	18.85%	18.24%
Required		¥ 0	¥ 0
Actual	[3]	0	0
Required		0	0
Actual	[3]	¥ 0	¥ 0
Common Equity Tier 1 capital:
Required	[1]	8.05%	7.135%
Actual		12.76%	12.49%
Leverage Ratio:
Required		3.00%
Actual	[3]	4.42%	4.28%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,388,000	¥ 2,400,000
Actual		6,690,000	6,584,000
Required		3,184,000	3,200,000
Actual		¥ 8,527,000	¥ 8,330,000
Required		6.00%	6.00%
Actual		16.06%	15.61%
Required		¥ 4,246,000	¥ 4,267,000
Actual		¥ 10,098,000	¥ 9,881,000
Required		8.00%	8.00%
Actual		19.02%	18.52%
Required		¥ 0	¥ 0
Actual	[3]	0	0
Required		0	0
Actual	[3]	¥ 0	¥ 0
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.60%	12.34%
Leverage Ratio:
Required		3.00%
Actual	[3]	4.44%	4.53%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,272,000	¥ 2,312,000
Actual		6,363,000	6,330,000
Required		3,029,000	3,082,000
Actual		¥ 8,199,000	¥ 8,081,000
Required		6.00%	6.00%
Actual		16.23%	15.73%
Required		¥ 4,039,000	¥ 4,109,000
Actual		¥ 9,757,000	¥ 9,619,000
Required		8.00%	8.00%
Actual		19.32%	18.72%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.60%	12.32%
Leverage Ratio:
Required		3.00%
Actual	[4]	4.45%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 95,000	¥ 112,000
Actual		500,000	498,000
Required		127,000	149,000
Actual		¥ 501,000	¥ 499,000
Required		6.00%	6.00%
Actual		23.70%	20.05%
Required		¥ 169,000	¥ 199,000
Actual		¥ 505,000	¥ 505,000
Required		8.00%	8.00%
Actual		23.87%	20.28%
Required		¥ 0	¥ 0
Actual	[3]	0	0
Required		0	0
Actual	[3]	¥ 0	¥ 0
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		23.67%	19.99%
Leverage Ratio:
Required		3.00%
Actual	[3]	6.55%	7.03%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 94,000	¥ 112,000
Actual		494,000	504,000
Required		126,000	149,000
Actual		¥ 494,000	¥ 504,000
Required		6.00%	6.00%
Actual		23.58%	20.28%
Required		¥ 168,000	¥ 199,000
Actual		¥ 498,000	¥ 509,000
Required		8.00%	8.00%
Actual		23.75%	20.50%
Required		¥ 0	¥ 0
Actual	[3]	0	0
Required		0	0
Actual	[3]	¥ 0	¥ 0
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		23.58%	20.28%
Leverage Ratio:
Required		3.00%
Actual	[4]	6.53%

[1]	The required ratios disclosed above, at March 31, 2018 and 2019, include the transitional capital conservation buffer of 1.875% and 2.5%, respectively, the countercyclical capital buffer of 0.01% and 0.05%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.75% and 1.0%, respectively, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	Figures assume that the countercyclical capital buffer will continue to be 0.05% after March 2019.
[3]	The actual leverage ratios disclosed above, at March 31, 2018, are based on the Pillar 3 requirements.
[4]	MHBK and MHTB did not calculate the leverage ratios on non-consolidated basis at March 31, 2018 as they are excluded from the Pillar 3 requirement.